UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Contents

Semiannual Report
Franklin Strategic Mortgage Portfolio	3
Performance Summary	6
Your Fund's Expenses	8
Financial Highlights and Statement of Investments	9
Financial Statements	19
Notes to Financial Statements	23
Shareholder Information	32

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin Strategic Mortgage Portfolio

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance Overview

For the six months ended March 31, 2017, the Fund’s Class A shares had a -1.33% total return. In comparison, the Fund’s primary benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment-grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, had a -1.52% total return.2 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies, had a -1.11% total return.3 The Bloomberg Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, had a -3.19% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2017’s first quarter, though at a slower pace compared to 2016’s fourth quarter. Strength in business investment, exports, housing and consumer spending was partially offset by declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased from 4.9% in September 2016 to 4.5% at period-end.4 Monthly retail sales were volatile, but grew during most of the review

1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund. Ginnie
Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and Freddie
Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar.
3. Source: Lipper, a Thomson Reuters Company. For the six months ended 3/31/17, this category consisted of 121 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
4. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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period. Inflation generally increased during the period, as measured by the Consumer Price Index.

At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The Fed kept its interest rate unchanged at its February meeting, but incoming economic data, along with statements by Fed officials in late February and early March, heightened many investors’ expectations for a March interest-rate hike. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%.

The 10-year Treasury yield, which moves inversely to its price, shifted during the period. It rose from 1.60% on September 30, 2016, to a period high of 2.62% on March 13, 2017. The yield rose in October, due to positive economic data and signals from the Fed about the possibility of an increase in interest rates in the near term. The U.S. Treasury yield further increased in November and December, amid a bond market selloff, based on investor expectations that possible expansionary fiscal policies under new U.S. President Donald Trump could lead to a stronger economy and higher inflation.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). The Fund may purchase or sell mortgage securities on a delayed-delivery or forward commitment basis through the “to-be-announced” (TBA) market. We may also invest in other types of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), credit risk transfer securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in whole mortgage loans. At least 80% of net assets, at the time of purchase, are invested in securities rated BBB or higher by Standard & Poor’s (S&P) or Baa or higher by Moody’s Investors Service (Moody’s). Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Distributions*
10/1/16–3/31/17
	Distributions per Share (cents)
				Advisor
Month	Class A	Class A1	Class C	Class
October	1.8421	2.0479	1.5132	2.0542
November	1.9203	2.1162	1.6125	2.1133
December	1.8388	2.0313	1.5327	2.0285
January	2.4191	2.6189	2.1022	2.6155
February	1.8743	2.0548	1.5878	2.0519
March	2.3373	2.5360	2.0216	2.5345
Total	12.2319	13.4051	10.3700	13.3979

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

The overall mortgage market weakened during the period. Although the sector performed better than Treasuries on a total return basis, it underperformed on an excess return basis. Within the sector, fixed-rate MBS overall had a negative total return, while hybrid ARMS posted a positive total return.

In our analysis, the Fed’s continued reinvestment of principal proceeds back into agency MBS, combined with relatively moderate supply, provided some technical support for the sector during the six-month period under review. Without the Fed’s support, we believe MBS are more vulnerable to supply shocks until alternative demand sources emerge. Banks, mortgage real estate investment trusts, overseas investors and domestic money managers are possible sources, but in our view they would need to increase their allocation to the MBS sector to compensate for the Fed’s reduced presence in the sector. As we move closer to the Fed ceasing reinvestment, coupled with tight spreads, we believe MBS could experience higher volatility. From a historical standpoint, mortgage rates remain at the lower end of their range. Although mortgage rates have remained low, our overall prepayment expectations remain anchored, and we feel prepayments could potentially moderate with mortgage rates staying rangebound and underwriting standards remaining relatively tight.

With respect to the Fund, its exposure to residential MBS (RMBS) and CMBS contributed to performance relative to the benchmark. Positioning in fixed-rate MBS and ARMS also

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contributed to performance. Additionally, our modestly shorter duration positioning enhanced performance relative to the benchmark as rising interest rates benefited the portfolio.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Within the agency MBS sector, we decreased our allocation to 3.0% coupon securities. We increased our exposure largely in 3.5% and 4.0% coupon securities, which became the portfolio’s heaviest mortgage allocations at period-end. We significantly reduced our exposure to agency ARMs and in Treasuries. At period-end, the portfolio’s heaviest mortgage allocations were in fixed-rate MBS, RMBS and CMBS.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]		Total Return[3]
A4
6-Month	-1.33%		-5.48%
1-Year	+0.57%		-3.69%
5-Year	+14.31%		+1.83%
10-Year	+45.20%		+3.35%
Advisor[5]
6-Month	-1.21%		-1.21%
1-Year	+0.93%		+0.93%
5-Year	+15.74%		+2.97%
10-Year	+49.16%		+4.08%

		30-Day Standardized Yield[7]
	Distribution
Share Class	Rate[6]	(with waiver)	(without waiver)
A	2.79%	2.36%	2.35%
Advisor	3.16%	2.71%	2.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (10/1/16–3/31/17)
	Net Investment
Share Class	Income
A	$0.122319
A1	$0.134051
C	$0.103700
Advisor	$0.133979

Total Annual Operating Expenses[8]
Share Class	With Waiver	Without Waiver
A	1.00%	1.01%
Advisor	0.75%	0.76%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments, especially in relation to mortgage-backed securities. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income.
Moreover, because of pre-payments, mortgage backed securities may be less effective than some other types of debt securities as a means of “locking in” long-
term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/18. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +15.22% and +1.92%.
5. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12
(commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.71% and +3.04%.
6. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of March and the maximum offering price (NAV for Advisor Class) on
3/31/17.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1,2]	Value 3/31/17	10/1/16–3/31/17[1,2]	Ratio[2]
A	$1,000	$986.70	$5.10	$1,019.80	$5.19	1.03%
A1	$1,000	$987.90	$3.87	$1,021.04	$3.93	0.78%
C	$1,000	$984.70	$7.08	$1,017.80	$7.19	1.43%
Advisor	$1,000	$987.90	$3.87	$1,021.04	$3.93	0.78%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57	$9.49	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income.	0.076	0.144	0.185	0.249	0.229	0.172
Net realized and unrealized gains (losses)	(0.204)	0.135	0.088	0.218	(0.202)	0.255
Total from investment operations	(0.128)	0.279	0.273	0.467	0.027	0.427
Less distributions from net investment income .	(0.122)	(0.199)	(0.213)	(0.407)	(0.347)	(0.207)
Net asset value, end of period	$9.32	$9.57	$9.49	$9.43	$9.37	$9.69

Total return[c]	(1.33)%	2.98%	2.91%	5.09%	0.28%	4.57%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.04%	1.00%	1.01%	1.06%	0.96%	1.01%
Expenses net of waiver and payments by
affiliates	1.03%[e]	0.99%[e]	1.01%[f]	1.06%[f]	0.96%	1.01%
Net investment income	1.83%	1.47%	1.84%	2.37%	2.04%	2.07%

Supplemental data
Net assets, end of period (000’s)	$24,418	$34,191	$26,328	$9,920	$8,627	$4,856
Portfolio turnover rate	147.91%	551.77%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	59.85%	185.40%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(e) regarding mortgage dollar rolls.

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FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.58	$9.49	$9.44	$9.38	$9.69	$9.39
Income from investment operations[a]:
Net investment income.	0.092	0.160	0.197	0.232	0.190	0.212
Net realized and unrealized gains (losses)	(0.208)	0.153	0.090	0.259	(0.129)	0.436
Total from investment operations	(0.116)	0.313	0.287	0.491	0.061	0.648
Less distributions from net investment income .	(0.134)	(0.223)	(0.237)	(0.431)	(0.371)	(0.348)
Net asset value, end of period	$9.33	$9.58	$9.49	$9.44	$9.38	$9.69

Total return[b]	(1.21)%	3.34%	3.06%	5.35%	0.64%	7.04%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.79%	0.75%	0.76%	0.81%	0.71%	0.76%
Expenses net of waiver and payments by
affiliates	0.78%[d]	0.74%[d]	0.76%[e]	0.81%[e]	0.71%	0.76%
Net investment income	2.08%	1.72%	2.09%	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of period (000’s)	$44,349	$53,432	$59,352	$64,325	$75,609	$109,162
Portfolio turnover rate	147.91%	551.77%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage
dollar rolls[f]	59.85%	185.40%	172.54%	133.55%	252.41%	167.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

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FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57	$9.49	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income.	0.061	0.112	0.142	0.207	0.167	0.155
Net realized and unrealized gains (losses)	(0.207)	0.130	0.093	0.223	(0.178)	0.247
Total from investment operations	(0.146)	0.242	0.235	0.430	(0.011)	0.402
Less distributions from net investment income .	(0.104)	(0.162)	(0.175)	(0.370)	(0.309)	(0.182)
Net asset value, end of period	$9.32	$9.57	$9.49	$9.43	$9.37	$9.69

Total return[c]	(1.53)%	2.57%	2.51%	4.68%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.44%	1.40%	1.41%	1.46%	1.36%	1.41%
Expenses net of waiver and payments by
affiliates	1.43%[e]	1.39%[e]	1.41%[f]	1.46%[f]	1.36%	1.41%
Net investment income	1.43%	1.07%	1.44%	1.97%	1.64%	1.67%

Supplemental data
Net assets, end of period (000’s)	$7,323	$9,468	$4,067	$2,409	$2,137	$1,540
Portfolio turnover rate	147.91%	551.77%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	59.85%	185.40%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(e) regarding mortgage dollar rolls.

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FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57	$9.48	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income.	0.103	0.146	0.199	0.371	0.252	0.149
Net realized and unrealized gains (losses)	(0.219)	0.166	0.087	0.119	(0.201)	0.294
Total from investment operations	(0.116)	0.312	0.286	0.490	0.051	0.443
Less distributions from net investment income .	(0.134)	(0.222)	(0.236)	(0.430)	(0.371)	(0.223)
Net asset value, end of period	$9.32	$9.57	$9.48	$9.43	$9.37	$9.69

Total return[c]	(1.21)%	3.34%	3.06%	5.35%	0.54%	4.74%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.79%	0.75%	0.76%	0.81%	0.71%	0.76%
Expenses net of waiver and payments by
affiliates	0.78%[e]	0.74%[e]	0.76%[f]	0.81%[f]	0.71%	0.76%
Net investment income	2.08%	1.72%	2.09%	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of period (000’s)	$8,836	$8,264	$12,651	$9,049	$3,007	$1,281
Portfolio turnover rate	147.91%	551.77%	614.11%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	59.85%	185.40%	172.54%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(e) regarding mortgage dollar rolls.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, March 31, 2017 (unaudited)
	Principal
	Amount	Value

U.S. Government and Agency Securities 0.5%
U.S. Treasury Bond,
4.75%, 2/15/37.	$225,000	$293,779
4.25%, 11/15/40	131,000	159,940
Total U.S. Government and Agency Securities (Cost $487,223)		453,719

Asset-Backed Securities and Commercial Mortgage-Backed Securities 31.8%
Finance 31.8%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 3.362%, 6/25/45	164,858	164,102
[a,b] American Homes 4 Rent,
2014-SFR1, A, 144A, FRN, 1.943%, 6/17/31	181,519	181,671
2014-SFR1, C, 144A, FRN, 2.693%, 6/17/31	250,000	249,884
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	2,405
[a,b] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 5.544%, 9/21/45	68,547	69,361
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	109,995	109,784
[a] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.862%, 11/25/34	129,612	125,142
Bear Stearns Commercial Mortgage Securities Trust,
[a] 2005-T20, E, FRN, 5.118%, 10/12/42	215,000	211,116
2006-PW13, AJ, 5.611%, 9/11/41	18,632	18,615
[a] 2007-PW16, AM, FRN, 5.768%, 6/11/40	567,606	568,817
[a] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.256%, 7/15/44.	111,583	111,418
CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	179,528
[b] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	184,512
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	235,401	223,233
[a] 2007-C6, AM, FRN, 5.922%, 12/10/49	200,000	202,662
[a,d] 2015-GC27, XA, IO, FRN, 1.43%, 2/10/48	3,736,664	312,008
2015-GC31, A4, 3.762%, 6/10/48	250,000	260,154
2016-GC37, A4, 3.314%, 4/10/49	250,000	250,962
[a,b] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	68,533	68,486
[a] COBALT CMBS Commercial Mortgage Trust, 2007-C2, AMFX, FRN, 5.526%, 4/15/47	435,000	437,762
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 2.093%, 5/17/31	96,300	96,429
2014-1A, C, 144A, FRN, 2.793%, 5/17/31	250,000	250,150
2014-2A, C, 144A, FRN, 2.677%, 7/17/31	200,000	200,183
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	144,910	144,255
[d] COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.246%, 8/10/47	3,695,879	223,512
[a] Commercial Mortgage Trust,
2006-GG7, AJ, FRN, 5.951%, 7/10/38	195,000	165,351
[b] 2014-BBG, A, 144A, FRN, 1.712%, 3/15/29.	550,000	551,046
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	439,603	487,135
Conseco Financial Corp.,
[a] 1997-3, A7, FRN, 7.64%, 3/15/28	116,118	119,706
1998-6, A8, 6.66%, 6/01/30	197,663	211,238
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	250,000	255,517
[b] CountryPlace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	1,682	1,683
CSAIL Commercial Mortgage Trust,
2015-C1, A4, 3.505%, 4/15/50	430,000	441,720
[a,d] 2015-C2, XA, IO, FRN, 0.875%, 6/15/57	5,599,611	276,299
[a,b] CSMC, 2009-15R, 3A1, 144A, FRN, 3.214%, 3/26/36	68,076	67,745
[a,b] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	164,665	164,562
[a,e] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.032%, 12/25/34	49,836	49,935
[a] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.732%, 3/25/34.	116,017	112,826

franklintempleton.com

Semiannual Report 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	$400,000	$412,077
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.182%, 2/25/24	250,000	257,192
2014-DN3, M2, FRN, 3.382%, 8/25/24	37,572	37,743
2014-DN3, M3, FRN, 4.982%, 8/25/24	250,000	267,320
2014-DN4, M2, FRN, 3.382%, 10/25/24	28,399	28,471
2014-DN4, M3, FRN, 5.532%, 10/25/24	250,000	269,734
2014-HQ1, M2, FRN, 3.482%, 8/25/24	159,748	162,201
2014-HQ2, M2, FRN, 3.182%, 9/25/24	250,000	257,328
2014-HQ3, M2, FRN, 3.632%, 10/25/24	91,808	92,636
2014-HQ3, M3, FRN, 5.732%, 10/25/24	250,000	276,118
2015-DN1, M2, FRN, 3.382%, 1/25/25	84,913	85,427
2015-DN1, M3, FRN, 5.132%, 1/25/25	250,000	266,821
2015-DNA1, M2, FRN, 2.832%, 10/25/27	250,000	255,679
2015-DNA2, M2, FRN, 3.582%, 12/25/27	400,629	410,477
[e] 2015-DNA3, B, FRN, 10.332%, 4/25/28.	249,932	291,118
2015-DNA3, M2, FRN, 3.832%, 4/25/28	491,616	510,168
2015-HQ1, M2, FRN, 3.182%, 3/25/25	178,173	180,707
2015-HQ1, M3, FRN, 4.782%, 3/25/25	500,000	538,365
[e] 2015-HQA1, B, FRN, 9.782%, 3/25/28	249,904	282,439
2015-HQA1, M2, FRN, 3.632%, 3/25/28	204,999	210,125
2016-HQ1, M1, FRN, 2.732%, 9/25/28	161,397	162,432
2016-HQA2, M2, FRN, 3.232%, 11/25/28	250,000	257,928
[a] FNMA, 2007-1, NF, FRN, 1.232%, 2/25/37	138,048	137,301
[a] FNMA Connecticut Avenue Securities,
2014-C02, 2M1, FRN, 1.932%, 5/25/24	39,416	39,453
2014-C02, 2M2, FRN, 3.582%, 5/25/24	400,000	406,612
2014-C04, 1M1, FRN, 5.882%, 11/25/24	325,000	364,953
2015-C01, 2M2, FRN, 5.532%, 2/25/25	286,686	305,221
2017-C01, 1B1, FRN, 6.732%, 7/25/29	280,000	292,976
[a] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	250,000	248,755
[b] G-Force LLC,
2005-RRA, B, 144A, 5.09%, 8/22/36	28,469	28,472
2005-RRA, C, 144A, 5.20%, 8/22/36.	300,000	294,034
[e] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	701,746	36,951
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	228,628	248,238
1997-3, A6, 7.32%, 3/15/28	8,188	8,426
1998-4, A7, 6.87%, 4/01/30	86,780	93,395
[a] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.728%, 7/10/38	84,805	84,764
[a,d] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.898%, 5/10/50	6,160,685	301,970
[a,d] GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.972%, 3/10/50.	3,250,000	217,992
[a] GSAA Home Equity Trust, 2005-6, A3, FRN, 1.352%, 6/25/35.	96,277	95,905
[a] GSAMP Trust, 2005-HE3, M2, FRN, 1.987%, 6/25/35	137,129	135,753
[b] Hilton USA Trust, 2016-SFP, C, 144A, 4.122%, 11/05/35	233,000	233,996
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.957%, 12/25/34	473,949	456,254
[a] Impac Secured Assets Trust, 2007-2, FRN, 1.232%, 4/25/37	243,770	234,121
[a,b] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 2.443%, 6/17/31	108,427	108,520
2014-SFR2, B, 144A, FRN, 2.543%, 9/17/31	200,000	200,382
2014-SFR3, C, 144A, FRN, 3.443%, 12/17/31	250,000	250,392
2015-SFR2, A, 144A, FRN, 2.293%, 6/17/32	244,329	245,134

14 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a,b] Invitation Homes Trust, (continued)
2015-SFR2, C, 144A, FRN, 2.00%, 6/17/32	$200,000	$200,794
2015-SFR3, C, 144A, FRN, 2.943%, 8/17/32	225,000	226,475
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b] 2003-LN1, H, 144A, FRN, 5.575%, 10/15/37	76,395	76,213
[a] 2005-LPD5, F, FRN, 5.699%, 12/15/44	197,375	196,884
[a,e] 2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	37,734
2006-CB17, AM, 5.464%, 12/12/43.	28,967	28,951
2016-JP3, AS, 3.144%, 8/15/49	450,000	439,067
[a,b] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.416%, 7/25/43	249,600	249,405
JPMBB Commercial Mortgage Securities Trust,
[a] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	258,431
2015-C33, A4, 3.77%, 12/15/48	250,000	259,856
[a] LB-UBS Commercial Mortgage Trust,
[b,e] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	300,000	294,456
2006-C1, AJ, FRN, 5.276%, 2/15/41	249,316	249,169
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 2.284%, 7/25/35	85,967	85,167
[a,b] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	125,669
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	126,163
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 4.232%, 3/25/32	144,142	145,876
[a] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.722%, 3/25/28	207,500	198,115
2004-A1, M1, FRN, 3.245%, 2/25/34	210,140	168,872
[a] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.331%, 11/12/37.	41,958	41,908
[a,b] Mill City Mortgage Loan Trust, 2016-1, A, 144A, FRN, 2.50%, 4/25/57	175,414	174,672
[a] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 1.717%, 1/25/35	153,418	151,588
Morgan Stanley Capital I Trust,
[b] 2005-RR6, B, 144A, 5.306%, 5/24/43	31,985	32,116
[a] 2006-HQ8, AJ, FRN, 5.627%, 3/12/44.	66,947	67,191
[a,b] 2014-150E, C, 144A, FRN, 4.295%, 9/09/32	330,000	345,041
[b] Multi Security Asset Trust LP Commercial Mortgage,
2005-RR4A, J, 144A, 5.88%, 11/28/35	220,000	225,136
[a] 2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35	130,000	133,151
[a] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.632%, 3/25/35	200,920	200,428
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29.	164,167	167,433
[b] One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	362,178
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	36,336	36,638
[a] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	81,744	84,491
[a,b] Silver Bay Realty Trust, 2014-1, A, 144A, FRN, 1.913%, 9/17/31	184,016	184,241
[a,b] SWAY Residential Trust, 2014-1, A, 144A, FRN, 2.243%, 1/17/32	242,388	243,146
[a,b] Towd Point Mortgage Trust,
2015-1, 144A, FRN, 2.75%, 11/25/60	349,575	349,546
2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	226,037	228,125
2016-5, A1, 144A, FRN, 2.50%, 10/25/56	411,052	409,170
2017-1, A1, 144A, FRN, 2.75%, 10/25/56	216,789	217,103
[a,b] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 2.193%, 5/17/32	231,752	231,585
2015-SFR1, C, 144A, FRN, 2.843%, 5/17/32	200,000	199,577
[a,b] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN, 5.924%, 10/15/35	60,590	60,546

franklintempleton.com

Semiannual Report 15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 1.272%, 7/25/45	$142,152	$137,093
2005-AR19, A1A1, FRN, 1.252%, 12/25/45	280,010	267,850
[a,d] Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN, 1.66%, 11/15/49	2,849,467	302,899
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, FRN, 3.004%, 11/25/34.	124,308	126,204
[a] 2005-AR9, 2A2, FRN, 3.069%, 10/25/33	185,760	184,028
[a] 2005-AR10, 2A3, FRN, 3.073%, 6/25/35	117,070	116,986
2007-3, 3A1, 5.50%, 4/25/22	23,725	24,280
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $27,241,541)		27,005,037

Mortgage-Backed Securities 68.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 40.8%
[f] FHLMC Gold 30 Year, 3.00%, 4/01/47	500,000	495,352
FHLMC Gold 30 Year, 3.00%, 4/01/47	4,400,000	4,363,153
FHLMC Gold 30 Year, 3.50%, 10/01/46	6,841,380	7,004,518
FHLMC Gold 30 Year, 3.50%, 3/01/47	6,333,683	6,484,715
[f] FHLMC Gold 30 Year, 3.50%, 4/01/47	1,000,000	1,022,851
FHLMC Gold 30 Year, 4.00%, 10/01/46	5,246,371	5,510,114
FHLMC Gold 30 Year, 4.00%, 3/01/47	7,418,339	7,792,335
FHLMC Gold 30 Year, 4.50%, 4/01/40	695,166	747,522
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	467,576	509,324
FHLMC Gold 30 Year, 5.50%, 9/01/33	46,779	52,293
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	147,806	167,037
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32.	91,429	100,821
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	182,423	199,567
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30.	103,948	111,023
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	11,673	11,786
FHLMC Gold 30 Year, 9.00%, 9/01/30	28,517	28,985
FHLMC Gold 30 Year, 9.50%, 12/01/19 - 12/01/22	16,460	16,677
		34,618,073
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 2.7%
FNMA, 1.849% - 2.785%, 1/01/18 - 4/01/37	820,859	835,533
FNMA, 2.799% - 3.125%, 4/01/18 - 7/01/38	806,543	830,849
FNMA, 3.127% - 3.75%, 5/01/21 - 4/01/37	596,462	613,966
		2,280,348
Federal National Mortgage Association (FNMA) Fixed Rate 13.9%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	99,826	102,640
FNMA 15 Year, 5.50%, 9/01/17 - 2/01/18	24,597	24,795
[f] FNMA 30 Year, 3.00%, 4/01/47	585,000	580,201
FNMA 30 Year, 3.00%, 4/01/47	5,700,000	5,658,154
[f] FNMA 30 Year, 3.50%, 4/01/47	1,000,000	1,023,047
FNMA 30 Year, 5.00%, 4/01/34	130,804	143,099
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	709,380	790,619
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35.	651,278	730,865
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34.	394,166	451,859
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	632,504	719,957
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	257,453	292,396
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	734,068	819,804

16 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 6.50%, 8/01/32	$99,208	$110,739
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	30,359	35,459
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	25,930	29,534
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28.	179,671	195,784
FNMA 30 Year, 9.00%, 12/01/17 - 4/01/25	1,920	2,143
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	43,367	46,188
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21.	9,648	9,899
FNMA 30 Year, 10.50%, 5/01/30	2,897	2,910
FNMA PL 30 Year, 10.00%, 9/01/20	9,019	9,310
		11,779,402
Government National Mortgage Association (GNMA) Fixed Rate 11.5%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	133,445	151,394
GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	66,149	70,010
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	37,930	40,481
GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	48,000	52,851
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	25,723	25,812
GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	44,724	45,332
GNMA I SF 30 Year, 10.00%, 12/15/18	1,795	1,803
GNMA II SF 30 Year, 3.00%, 3/20/47	4,000,000	4,041,038
[f] GNMA II SF 30 Year, 3.00%, 4/01/47	435,000	438,840
GNMA II SF 30 Year, 3.50%, 10/20/46	1,432,225	1,487,000
GNMA II SF 30 Year, 3.50%, 2/20/47	2,594,575	2,693,803
[f] GNMA II SF 30 Year, 3.50%, 4/01/47	370,000	383,629
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	195,902	225,358
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	118,797	137,442
GNMA II SF 30 Year, 8.00%, 8/20/26	118	140
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,154	1,221
GNMA II SF 30 Year, 10.50%, 6/20/20	10	10
		9,796,164
Total Mortgage-Backed Securities (Cost $58,258,640)		58,473,987
Total Investments before Short Term Investments (Cost $85,987,404)		85,932,743

	Shares

Short Term Investments (Cost $2,623,657) 3.1%
Money Market Funds 3.1%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	2,623,657	2,623,657
Total Investments (Cost $88,611,061) 104.3%		88,556,400
Other Assets, less Liabilities (4.3)%		(3,631,662)
Net Assets 100.0%		$84,924,738

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Semiannual Report 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $8,955,404, representing 10.5% of net assets.
cSee Note 7 regarding defaulted securities.
dInvestment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
eThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
fSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).
gSee Note 3(f) regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond.	Short	5	$803,125	6/21/17	$7,330	$—
U.S. Treasury 10 Yr. Ultra	Long	34	4,552,281	6/21/17	17,746	—
U.S. Treasury 30 Yr. Bond	Long	8	1,206,750	6/21/17	—	(8,272)
U.S. Treasury 5 Yr. Note	Long	19	2,236,805	6/30/17	2,772	—
Total Futures Contracts					$27,848	$(8,272)
Net unrealized appreciation (depreciation)					$19,576

See Abbreviations on page 31.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities
March 31, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$85,987,404
Cost - Non-controlled affiliates (Note 3f)	2,623,657
Total cost of investments	$88,611,061
Value - Unaffiliated issuers	$85,932,743
Value - Non-controlled affiliates (Note 3f)	2,623,657
Total value of investments	88,556,400
Cash	2,213
Receivables:
Investment securities sold	127,692
Capital shares sold	42,666
Interest.	260,911
Due from brokers.	107,025
Variation margin	14,149
Other assets	83
Total assets	89,111,139
Liabilities:
Payables:
Investment securities purchased	3,907,162
Capital shares redeemed	160,152
Management fees	27,953
Distribution fees	18,801
Transfer agent fees	16,352
Distributions to shareholders	19,813
Accrued expenses and other liabilities	36,168
Total liabilities	4,186,401
Net assets, at value	$84,924,738
Net assets consist of:
Paid-in capital	$104,494,608
Distributions in excess of net investment income	(408,966)
Net unrealized appreciation (depreciation)	(35,054)
Accumulated net realized gain (loss)	(19,125,850)
Net assets, at value	$84,924,738

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
March 31, 2017 (unaudited)

Class A:
Net assets, at value	$24,417,773
Shares outstanding	2,619,018
Net asset value per share[a]	$9.32
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.73
Class A1:
Net assets, at value	$44,348,776
Shares outstanding	4,754,110
Net asset value per share[a]	$9.33
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.74
Class C:
Net assets, at value	$7,322,511
Shares outstanding	785,298
Net asset value and maximum offering price per share[a]	$9.32
Advisor Class:
Net assets, at value	$8,835,678
Shares outstanding	948,481
Net asset value and maximum offering price per share	$9.32

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2017 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$1,375
Non-controlled affiliates (Note 3f)	1,388
Interest	1,573,293
Paydown gain (loss)	(223,411)
Total investment income	1,352,645
Expenses:
Management fees (Note 3a)	189,971
Distribution fees: (Note 3c)
Class A	37,492
Class C	27,679
Transfer agent fees: (Note 3e)
Class A	20,224
Class A1	33,024
Class C	5,741
Advisor Class.	4,870
Custodian fees (Note 4)	1,141
Reports to shareholders	15,952
Registration and filing fees	38,013
Professional fees	26,528
Trustees’ fees and expenses	1,835
Other	39,603
Total expenses.	442,073
Expense reductions (Note 4)	(50)
Expenses waived/paid by affiliates (Note 3f)	(6,473)
Net expenses.	435,550
Net investment income	917,095
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,574,968)
Foreign currency transactions	144
Futures contracts	4,983
Net realized gain (loss)	(1,569,841)
Net change in unrealized appreciation (depreciation) on:
Investments	(741,854)
Futures contracts	1,152
Net change in unrealized appreciation (depreciation)	(740,702)
Net realized and unrealized gain (loss)	(2,310,543)
Net increase (decrease) in net assets resulting from operations	$(1,393,448)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2017	Year Ended
	(unaudited)	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$917,095	$1,717,548
Net realized gain (loss)	(1,569,841)	2,587,383
Net change in unrealized appreciation (depreciation)	(740,702)	(917,730)
Net increase (decrease) in net assets resulting from operations	(1,393,448)	3,387,201
Distributions to shareholders from:
Net investment income:
Class A	(390,439)	(651,156)
Class A1	(701,066)	(1,326,336)
Class C	(93,832)	(121,974)
Advisor Class	(103,268)	(277,140)
Total distributions to shareholders	(1,288,605)	(2,376,606)
Capital share transactions: (Note 2)
Class A	(8,912,517)	7,566,588
Class A1	(7,723,431)	(6,429,412)
Class C	(1,902,750)	5,319,994
Advisor Class	790,776	(4,510,111)
Total capital share transactions	(17,747,922)	1,947,059
Net increase (decrease) in net assets	(20,429,975)	2,957,654
Net assets:
Beginning of period	105,354,713	102,397,059
End of period.	$84,924,738	$105,354,713
Distributions in excess of net investment income included in net assets:
End of period.	$(408,966)	$(37,456)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class A1, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Foreign Currency Translation (continued)

rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and

Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 8 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Semiannual Report 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At March 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	456,143	$4,280,017	2,195,608	$20,859,418
Shares issued in reinvestment of distributions	38,529	360,990	63,407	602,975
Shares redeemed	(1,447,385)	(13,553,524)	(1,462,885)	(13,895,805)
Net increase (decrease)	(952,713)	$(8,912,517)	796,130	$7,566,588
Class A1 Shares:
Shares sold	96,292	$901,477	488,676	$4,639,255
Shares issued in reinvestment of distributions	71,119	666,688	132,064	1,255,793
Shares redeemed	(991,891)	(9,291,596)	(1,296,056)	(12,324,460)
Net increase (decrease)	(824,480)	$(7,723,431)	(675,316)	$(6,429,412)
Class C Shares:
Shares sold	47,329	$445,971	762,910	$7,244,402
Shares issued in reinvestment of distributions	9,037	84,672	11,731	111,692
Shares redeemed	(260,044)	(2,433,393)	(214,304)	(2,036,100)
Net increase (decrease)	(203,678)	$(1,902,750)	560,337	$5,319,994
Advisor Class Shares:
Shares sold	599,651	$5,602,651	495,713	$4,697,342
Shares issued in reinvestment of distributions	7,756	72,648	22,802	216,556
Shares redeemed	(522,840)	(4,884,523)	(989,438)	(9,424,009)
Net increase (decrease)	84,567	$790,776	(470,923)	$(4,510,111)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended March 31, 2017, the annualized effective investment management fee rate was 0.400% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$3,352
CDSC retained	$1,305

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2017, the Fund paid transfer agent fees of $63,859, of which $31,436 was retained by Investor Services.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended March 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.32%	5,250,982	11,500,482	(14,127,807)	2,623,657	$2,623,657	$1,388	$—	0.0%[a]

[a]Rounds to less than 0.1%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$2,449,042
2018	6,929,694
2019	8,155,073
Total capital loss carryforwards	$17,533,809

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$88,626,524

Unrealized appreciation	$1,322,498
Unrealized depreciation	(1,392,622)
Net unrealized appreciation (depreciation)	$(70,124)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and financial futures transactions.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2017, aggregated $154,000,865 and $181,029,868, respectively.

7. Credit Risk and Defaulted Securities

At March 31, 2017, the Fund had 7.8% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31, 2017, the value of this security represents less than 0.1% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Other Derivative Information

At March 31, 2017, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Statement of			Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value

Interest rate contracts	Variation margin	$27,848	[a]	Variation margin	$8,272	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended March 31, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$4,983	Futures contracts	$1,152

For the period ended March 31, 2017, the average month end fair value of derivatives represented 0.04% of average month end net assets. The average month end number of open derivatives contracts for the period was 3.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2017, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$453,719	$—	$453,719
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	27,002,632	2,405	27,005,037
Mortgage-Backed Securities	—	58,473,987	—	58,473,987
Short Term Investments	2,623,657	—	—	2,623,657
Total Investments in Securities	$2,623,657	$85,930,338	$2,405	$88,556,400

Other Financial Instruments:
Futures Contracts	$27,848	$—	$—	$27,848

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,272	$—	$—	$8,272

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FRN	Floating Rate Note
IO	Interest Only
MFM	Multi-Family Mortgage
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family

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Shareholder Information

Board Approval of Investment Management Agreements

Franklin Strategic Mortgage Portfolio

(Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2016. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a

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SHAREHOLDER INFORMATION

Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional U.S. mortgage funds. The Board noted that the Fund’s annualized income return for the one-year period was below the median of its Performance Universe, but for the three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was equal to the median of its Performance Universe, and for the three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and seven other U.S. mortgage funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not

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SHAREHOLDER INFORMATION

excessive in view of the nature, quality and extent of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	357 S 05/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                 N/A

Item 5. Audit Committee of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                 N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By __/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson___

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

By __/s/Gaston Gardey_

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  May 25, 2017